Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0002030771
Registrant Name	QMSK Technology Co., Ltd
Registration File Number	333-284546
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A